Variable interest entity (Tables)	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	June 30, 2026	December 31, 2025
	(Unaudited)
Current assets	$12,824,322	$13,358,763
Other assets	157,329	269,115
Total assets	12,981,651	13,627,878
Total liabilities	(6,141,243)	(4,749,905)
Net assets	$6,840,408	$8,877,973

	June 30, 2026	December 31, 2025
	(Unaudited)
Current liabilities:
Accounts payable	$1,161,228	$3,318,162
Other payables and accrued liabilities	1,158	84,837
Short-term loan	4,421,453	662,955
Contract liabilities	126,546	9,544
Lease liabilities	151,929	189,189
Taxes payable	278,929	417,653
Total current liabilities	6,141,243	4,682,340
Lease liabilities – non-current	—	67,565
Total liabilities	$6,141,243	$4,749,905

The summarized operating results of the VIEs are as follows:

	For the six months ended June 30, 2026	For the six months ended June 30, 2025
	(Unaudited)
Operating revenues	$1,864,869	$3,443,594
Gross profit	809,043	1,281,226
Loss from operations	(2,323,431)	(409,275)
Net loss	(2,283,706)	(379,895)
Net loss attributable to INFOBIRD CO., LTD	(2,215,195)	(368,498)
Net loss attributable to non-controlling interest	$(68,511)	$(11,397)